Re-designation of Series B Preferred Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 21, 2010 Series B convertible preferred shares	Dec. 31, 2013 Series B convertible preferred shares CNY	Dec. 31, 2014 Series B convertible preferred shares	Dec. 31, 2013 Series B convertible preferred shares
Exchange and re-designation of series A-1 and series B preferred shares
Conversion of preferred shares to ordinary shares (in shares)					15,498,980	25,247,161	(59,539,244)	(25,247,161)
Adjustments to additional paid-in capital						34,108
Foreign currency translation adjustments	$ (19,600)	(121,612)	(137,921)	(7,546)		4,065